Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 464,707	$ 461,015
Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	74,955
Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	160,131
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	229,621
Personal [member]
Disclosure Of Deposits [line items]
Deposits	172,836	163,879
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	11,586
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	108,945
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	52,305
Business and government [member]
Disclosure Of Deposits [line items]
Deposits	239,697	240,149
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	58,782
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	50,985
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	129,930
Bank [member]
Disclosure Of Deposits [line items]
Deposits	13,062	14,380
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	4,587
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	201
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	8,274
Secured borrowings [member]
Disclosure Of Deposits [line items]
Deposits	39,112	42,607
Secured borrowings [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	0
Secured borrowings [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	0
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	39,112
Financial liabilities at carrying value [member]
Disclosure Of Deposits [line items]
Held at amortized cost	456,824	453,498
Financial liabilities at fair value [member]
Disclosure Of Deposits [line items]
Designated at fair value	7,883	7,517
Domestic offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	49,798	49,858
Domestic offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	324,902	321,188
Foreign offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	12,412	12,115
Foreign offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 77,595	$ 77,854